UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                         Commission File Number: 1-12823

                           NOTIFICATION OF LATE FILING

(Check One): |_| Form 10-K and Form 10-KSB  |_| Form 11-K   |_| Form 20-F
             [X] Form 10-Q and Form 10-QSB  |_| Form N-SAR  |_| Form N-CSR

             For Period Ended: June 30, 2003

         |_| Transition Report on Form 10-K

         |_| Transition Report on Form 20-F

         |_| Transition Report on Form 11-K

         |_| Transition Report on Form 10-Q

         |_| Transition Report on Form N-SAR

             For the Transition Period Ended: _____________________

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

                                     PART I
                             REGISTRANT INFORMATION

LASALLE RE HOLDINGS LIMITED
Full Name of Registrant

N/A
Former Name if Applicable

LOM Building, 27 Reid Street
Address of Principal Executive Office
(Street and Number)

Hamilton, Bermuda HM11
City, State and Zip Code

                                     PART II
                             RULE 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

|X|   (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|_|   (b)   The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 20-F, Form 11-K, Form N-SAR, Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

|_|   (c)   The accountant's statement or other exhibit required by Rule
            12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

      State below in reasonable detail why the Form 10-K, 11-K, 20-F, 10-Q, N-SAR, N-CSR, or the transition report, or portion thereof, could not be filed within the prescribed time period.

      The Quarterly Report on Form 10-Q of LaSalle Re Holdings Limited (the "Company") could not be filed within the prescribed time period because management's time and attention during the past several months has been principally devoted to issues arising as a result of the significant deterioration in the financial condition of Trenwick Group Ltd. ("Trenwick"), the Company's parent. Efforts to restructure Trenwick's outstanding indebtedness and to sell its Lloyd's operations have delayed the completion of the quarterly financial results and related reporting requirements.


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

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                       Alan L. Hunte                     (203) 353-5500
                           (Name)                (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

      The Company's results for the quarter ended June 30, 2003 will be significantly different from those in the corresponding period of 2002 for two main reasons; i) the contribution to the Company of ownership of certain corporate members of Lloyd's known as the Oak Dedicated vehicles in December 2002, for which prior year results have been restated, and ii) a decrease in net earned premiums at Trenwick's Lloyd's operations in which the Oak Dedicated vehicles participate. The Company estimates that it had a net loss of approximately $89.3 million for the three month period ending June 30, 2003, compared to net income of $22.5 million in the three month period ending June 30, 2002, as filed in the Company's Quarterly Report on Form 10-Q on May 15, 2002, and net income of $21.8 million as restated to include the Oak Dedicated Vehicles.

                           LASALLE RE HOLDINGS LIMITED
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

                                  LASALLE RE HOLDINGS LIMITED
                                  as Registrant


Date: August 15, 2003             By: /s/ Alan L. Hunte
                                      -----------------

                                  Name: Alan L. Hunte
                                  Title: President and Chief Financial Officer


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